Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 124,530	Fees	United States of America	snj:US-ID	State of Idaho, Department of Lands	Stibnite Gold Project
#: 2
	124,530		United States of America	snj:US-ID	State of Idaho, Department of Lands	Stibnite Gold Project
#: 3
	812,219	Fees	United States of America		Government of the United States of America, United States Environmental Protection Agency	Stibnite Gold Project
#: 4
	812,219		United States of America		Government of the United States of America, United States Environmental Protection Agency	Stibnite Gold Project
#: 5
	333,505	Fees	United States of America		Government of the United States of America, Bureau of Land Management	Stibnite Gold Project
#: 6
	333,505		United States of America		Government of the United States of America, Bureau of Land Management	Stibnite Gold Project
#: 7
	182,429	Fees	United States of America	snj:US-ID	State of Idaho, Idaho Department of Environmental Quality	Stibnite Gold Project
#: 8
	182,429		United States of America	snj:US-ID	State of Idaho, Idaho Department of Environmental Quality	Stibnite Gold Project
#: 9
	1,000,000	Infrastructure	United States of America		Nez Perce Tribe, South Fork Salmon Water Quality Enhancement Fund	Stibnite Gold Project
#: 10
	$ 1,000,000		United States of America		Nez Perce Tribe, South Fork Salmon Water Quality Enhancement Fund	Stibnite Gold Project